SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	Aug. 09, 2023	Jul. 21, 2023
Subsequent Event [Line Items]
Oil and gas commitments and contracts, description	the Company’s indirect wholly-owned subsidiary, and Pertamina entered into an Amendment to the Operations Cooperation Agreement (the “Amended KSO”) covering the Kruh Block, pursuant to which the contract term was amended by 5 years from May 2030 to September 2035. This extension would effectively give the Company 13 years to fully develop the existing 3 oil fields, and 5 other undeveloped oil and gas bearing structures at Kruh Block. The Amended KSO increases the Company’s after-tax profit split from the current 15% to 35%, an increase of more than 100%.
Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Subsequent Event [Line Items]
Repayment of loan facility		$ 100,000